Concentration (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Outstanding payables	$ 585,781	$ 682,319	$ 712,186
Vendor [Member]
Purchases from vendor	0	0
Outstanding payables	86,255	86,255
Vandor [Member]
Outstanding payables			$ 86,255